Significant Accounting Policies - Schedule of Future Minimum Lease Payments - ASC 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
2026	¥ 32,970
2027	8,858
2028 and thereafter	3,028
Total future lease payments	44,856
Impact of discounting remaining lease payments	(1,943)
Total lease liabilities	42,913
- Short-term portion	¥ 32,346	¥ 39,723
Operating Lease, Liability, Current, Statement of Financial Position	Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB2,790,265 and RMB3,655,306 as of December 31, 2024 and December 31, 2025, respectively)	Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB2,790,265 and RMB3,655,306 as of December 31, 2024 and December 31, 2025, respectively)
- Long-term portion	¥ 10,567
Operating Lease, Liability, Noncurrent, Statement of Financial Position	Other long-term liabilities(including amounts of the consolidated VIEs of RMB15,646 and RMB4,591 as of December 31, 2024 and December 31, 2025, respectively)